Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 2:    FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value:

	February 26, 2012			November 27, 2011
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$19,443	$19,443	$—	$18,064	$18,064	$—
Forward foreign exchange contracts, net (3)	12,262	—	12,262	25,992	—	25,992

Total	$31,705	$19,443	$12,262	$44,056	$18,064	$25,992

Financial liabilities carried at fair value
Forward foreign exchange contracts, net (3)	$3,090	$—	$3,090	$5,256	$—	$5,256

Total	$3,090	$—	$3,090	$5,256	$—	$5,256

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	February 26, 2012		November 27, 2011
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$140,145	$139,795	$200,267	$199,767
Senior term loan due 2014	324,741	314,208	324,663	316,562
8.875% senior notes due 2016	362,684	376,246	354,918	366,293
4.25% Yen-denominated Eurobonds due 2016	115,595	101,491	118,618	102,508
7.75% Euro senior notes due 2018	409,914	417,937	401,495	381,478
7.625% senior notes due 2020	536,453	562,703	526,446	519,883
Short-term borrowings	74,861	74,861	54,975	54,975

Total	$1,964,393	$1,987,241	$1,981,382	$1,941,466

(1)	Fair value estimate incorporates mid-market price quotes.

NOTE 4:     FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company’s financial instruments that are carried at fair value.

	November 27, 2011			November 28, 2010
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Leve1 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Leve1 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$18,064	$18,064	$—	$18,316	$18,316	$—
Forward foreign exchange contracts, net (3)	25,992	—	25,992	1,385	—	1,385

Total	$44,056	$18,064	$25,992	$19,701	$18,316	$1,385

Financial liabilities carried at fair value
Forward foreign exchange contracts, net (3)	$5,256	$—	$5,256	$5,003	$—	$5,003

Total	$5,256	$—	$5,256	$5,003	$—	$5,003

(1)	Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)	Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)	The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net-settlement of these contracts on a per-institution basis.

The following table presents the carrying value — including accrued interest — and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost.

	November 27, 2011		November 28, 2010
	Carrying Value	Estimated Fair Value(1)	Carrying Value	Estimated Fair Value(1)
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
Senior revolving credit facility	$200,267	$199,767	$108,482	$107,129
Senior term loan due 2014	324,663	316,562	324,423	311,476
8.875% senior notes due 2016	354,918	366,293	355,004	373,379
4.25% Yen-denominated Eurobonds due 2016	118,618	102,508	109,429	98,063
7.75% Euro senior notes due 2018	401,495	381,478	401,982	407,993
7.625% senior notes due 2020	526,446	519,883	526,557	542,307
Short-term borrowings	54,975	54,975	46,722	46,722

Total	$1,981,382	$1,941,466	$1,872,599	$1,887,069

(1)	Fair value estimate incorporates mid-market price quotes.